FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 370	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 373	☒

(Check appropriate box or boxes)

EXCHANGE TRADED CONCEPTS TRUST

(Exact Name of Registrant as Specified in Charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of Principal Executive Offices, Zip Code)

(405) 778-8377

(Registrant’s Telephone Number, including Area Code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and Address of Agent for Service)

Copies to:

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 16, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 370 to the Registration Statement on Form N-1A of Exchange Traded Concepts Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until December 16, 2021, the effectiveness of Post-Effective Amendment No. 326 (“PEA No. 326”), which was filed with the Commission via EDGAR Accession No. 0001213900-21-021099 on April 12, 2021, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 326 by means of this filing, Parts A, B and C of PEA No. 326 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectuses for the Capital Link NextGen Protocol ETF and Capital Link NextGen Vehicles & Technology ETF are incorporated herein by reference to Part A of PEA No. 326.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statements of Additional Information for the Capital Link NextGen Protocol ETF and Capital Link NextGen Vehicles & Technology ETF are incorporated herein by reference to Part B of PEA No. 326.

PART C – OTHER INFORMATION

The Part C for the Capital Link NextGen Protocol ETF and Capital Link NextGen Vehicles & Technology ETF is incorporated herein by reference to Part C of PEA No. 326.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 370 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oklahoma, State of Oklahoma on this 30th day of November 2021.

Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 370 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Trustee	November 30, 2021
Stuart Strauss

*	Trustee	November 30, 2021
Mark A. Zurack

*	Trustee	November 30, 2021
Timothy J. Jacoby

*	Trustee	November 30, 2021
Linda Petrone

/s/ J. Garrett Stevens	Trustee and President	November 30, 2021
J. Garrett Stevens	(Principal Executive Officer)

*	Treasurer (Principal Financial and	November 30, 2021
James J. Baker Jr.	Accounting Officer)

* /s/ J. Garrett Stevens
J. Garrett Stevens

* Attorney-in-Fact, pursuant to power of attorney.